Reserves - Details of Reserves, Net of Taxes (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Valuation gain on FVOCI	₩ 1,570,314	₩ 262,657
Other comprehensive income of investments in associates and joint ventures	368,213	315,283
Valuation gain (loss) on derivatives	14,503	(8,044)
Foreign currency translation differences for foreign operations	72,652	77,047
Total reserves, net of taxes	₩ 2,025,682	₩ 646,943	₩ 387,216